Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Non-recurring
Level 3 activity
Impairments resulting from re-measurement of Julian Graves Tradename and certain fixed assets		$ 20,106
Cross currency swaps
Level 3 activity
Beginning balance:	(24,862)	(11,126)
Unrealized gain (loss) on hedging instruments	2,608	(13,736)
Ending balance:	$ (22,254)	$ (24,862)
Cross currency swaps | Minimum | Level 3
Fair Value Measurements
Performance risk for derivative contracts as a percentage of unadjusted liabilities	12.40%
Cross currency swaps | Maximum | Level 3
Fair Value Measurements
Performance risk for derivative contracts as a percentage of unadjusted liabilities	15.00%
Cross currency swaps | Weighted average | Level 3
Fair Value Measurements
Performance risk for derivative contracts as a percentage of unadjusted liabilities	13.50%